As filed with the Securities and Exchange Commission on July 18, 2013
 1933 Act No. 333-155709
 1940 Act No. 811-22255

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Post-Effective Amendment No. 42	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 44	X
(Check appropriate box or boxes)

EGA Emerging Global Shares Trust
 (Exact Name of Registrant as Specified in Charter)

171 East Ridgewood Avenue, Ridgewood, NJ 07450
(Address of Principal Executive Offices)     (Zip Code)

201-389-6872
 (Registrant's Telephone Number, including Area Code)

Robert C. Holderith
EGA Emerging Global Shares Trust
 171 East Ridgewood Avenue
 Ridgewood, NJ 07450

(Name and Address of Agent for Service of Process)

With Copies to:

Michael D. Mabry, Esq.
 Stradley Ronon Stevens & Young, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[_]	immediately upon filing pursuant to paragraph (b) of Rule 485

[X]	on August 17, 2013 pursuant to paragraph (b) of Rule 485

[_]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_]	on (date) pursuant to paragraph (a)(1) of Rule 485

[_]	75 days after filing pursuant to paragraph (a)(2) of Rule 485

[_]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment relates only to the EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF (active), EGShares EM Bond ETF and EGShares EM Tactical Sector Allocation ETF (active) series of the Registrant.  No information relating to the other series of the Registrant is amended or superseded hereby.

EXPLANATORY NOTE

Post-Effective Amendment Nos. 34/36 (“PEA 34/36”) was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(2) of the Securities Act of 1933 (“Securities Act”) on May 1, 2013 (Accession Number 0001450791-13-000087) relating to EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF (active), EGShares EM Bond ETF and EGShares EM Tactical Sector Allocation ETF (active), (the “Funds”) each a series of EGA Emerging Global Shares Trust (the “Registrant”), to be effective on July 15, 2013.  Post-Effective Amendment Nos. 40/42 was filed with the SEC via EDGAR system pursuant to Rule 485(b)(iii) on July 12, 2013 (Accession Number 0001450791-13-000247) relating solely to all the classes of the Funds to extend PEA 34/36 effective date to July 19, 2013.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act, as amended, this Post-Effective Amendment Nos. 42/44 to the Registration Statement relating to the above-referenced Funds is being filed solely for the purpose of delaying the effectiveness of PEA 34/36 to become effective on August 17, 2013.

Accordingly, the prospectus and statement of additional information of the Registrant as filed on Form N-1A (Nos.  333-155709 and 811-22255) in PEA 34/36 are incorporated herein by reference in their entirety into this filing.  As stated on the cover page to this filing, this Post-Effective Amendment Nos. 42/44 is intended to become effective on August 17, 2013.

EGA EMERGING GLOBAL SHARES TRUST

PART C

OTHER INFORMATION

Item 28.                      Exhibits. The following exhibits are attached, except as noted:

(a)           Articles of Incorporation.

(1)
Amended and Restated Agreement and Declaration of Trust (April 17, 2009), of EGA Emerging Global Trust (the “Registrant”) is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(2)
Certificate of Trust (September 12, 2008) is incorporated herein by reference to the Registrant’s Initial Registration Statement on Form N-1A, filed on November 26, 2008 (the “Initial Registration Statement”).

(b)	By-Laws.

(1)	By-Laws (September 12, 2008) are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(2)	Amendment No. 1 to the By-Laws is incorporated herein by reference to Post-Effective Amendment No. 11, filed on June 10, 2011.

(3)	Amendment No. 2 to the By-Laws is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(c)           Instruments Defining Rights of Security Holders.

(1)
Amended and Restated Agreement and Declaration of Trust.  Articles III and V of the Amended and Restated Agreement and Declaration of Trust (April 17, 2009), are incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(2)	By-Laws. Article II of the By-Laws (September 12, 2008) are incorporated herein by reference to the Registrant’s Initial Registration Statement.

(a) Amendment to Article II of the By-Laws (October 27, 2011) is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)           Investment Advisory Contracts.

(1)
Form of Investment Advisory Agreement between the Registrant, on behalf of EGShares GEMS Composite ETF, EGShares Basic Materials GEMS ETF, EGShares Consumer Goods GEMS ETF, EGShares Consumer Services GEMS ETF, EGShares Energy GEMS ETF, EGShares Financials GEMS ETF, EGShares Health Care GEMS ETF, EGShares Industrials GEMS ETF, EGShares Technology GEMS ETF, EGShares Telecom GEMS ETF, EGShares Utilities GEMS ETF, EGShares Emerging Markets Metals & Mining ETF, EGShares Emerging Markets Consumer ETF, EGShares India Infrastructure ETF, EGShares China Infrastructure ETF, EGShares Brazil Infrastructure ETF, EGShares India Small Cap ETF, EGShares India Consumer ETF, EGShares Low Volatility Emerging Markets Dividend ETF, Emerging Markets Domestic Demand ETF, EGShares Beyond BRICs ETF, EGShares China Mid Cap ETF, EGShares Brazil Mid Cap ETF, EGShares India Financials ETF, EGShares India Health Care ETF, EGShares India Industrials ETF, EGShares India Technology ETF, EGShares India Basic Materials ETF, EGShares India Energy ETF, EGShares Low Volatility India Dividend ETF and EGShares Emerging Markets Food and Agriculture ETF and Emerging Global Advisors, LLC is incorporated herein by reference to Post-Effective Amendment No. 32, filed on March 15, 2013.

(2)
Form of Investment Advisory Agreement between the Registrant on behalf of EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF, EGShares Emerging Markets Core Balanced ETF, EGShares India Consumer Goods ETF, EGShares Turkey Small Cap ETF, EGShares South Africa Small Cap ETF, EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Emerging Markets Balanced Income ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF, EGShares Emerging Markets Consumer Small Cap ETF, EGShares Emerging Markets Real Estate ETF, EGShares Beyond BRICs Emerging Asia Infrastructure ETF, EGShares Low Volatility China Dividend ETF and EGShares Low Volatility Brazil Dividend ETF and Emerging Global Advisors, LLC is incorporated herein by reference to Post-Effective Amendment No. 32, filed on March 15, 2013.

(a)	Form of Amendment to Investment Advisory Agreement related to EGShares Emerging Markets Dividend Growth ETF and EGShares Emerging Markets Natural Resources ETF to be filed by amendment.

(b)
Form of Amendment to Investment Advisory Agreement related to EGShares EM Bond Investment Grade Short Term ETF, EGShares EM Bond Investment Grade Intermediate Term ETF, EGShares EM Bond Investment Grade Long Term ETF, EGShares EM Dividend  High Income ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Tactical Sector Allocation ETF, EGShares EM  Asia Consumer ETF and EGShares EM Equal Weight Sector ETF to be filed by amendment.

(c)
Form of Amendment to Investment Advisory Agreement related to EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Bond ETF and EGShares EM Tactical Sector Allocation ETF to be filed by amendment.

(e)           Underwriting Contracts.

(1)
Form of Amended Distribution Agreement (the “Distribution Agreement”) between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(f)           Bonus or Profit Sharing Contracts.  Not applicable.

(g)           Custodian Agreements.

(1)	Custody Agreement (the “Custody Agreement”) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Amendment No. 1, dated November 12, 2009, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2010.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(c)	Form of Amendment No. 3, dated February 24, 2011, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Form of Amendment No. 4, dated February 23, 2012, to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(e)
Form of Amendment No. 5 to the Custody Agreement relating to EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF and EGShares Emerging Markets Core Balanced ETF, is incorporated herein by reference to Post-Effective Amendment No. 29, filed on August 31, 2012.

(f)	Form of Amendment to Custody Agreement related to EGShares Emerging Markets Dividend Growth ETF and EGShares Emerging Markets Natural Resources ETF to be filed by amendment.

(g)
Form of Amendment to Custody Agreement related to EGShares EM Bond Investment Grade Short Term ETF, EGShares EM Bond Investment Grade Intermediate Term ETF, EGShares EM Bond Investment Grade Long Term ETF, EGShares EM Dividend High Income ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Tactical Sector Allocation ETF, EGShares EM Asia Consumer ETF and EGShares EM Equal Weight Sector ETF to be filed by amendment.

(h)
Form of Amendment to Custody Agreement related to EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Bond ETF, EGShares EM Tactical Sector Allocation ETF to be filed by amendment.

(h)           Other Material Contracts.

(1)
Transfer Agency and Service Agreement (the “Transfer Agency and Service Agreement”) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Amendment No. 1, dated November 12, 2009, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2010.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(c)	Form of Amendment No. 3, dated February 24, 2011, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Form of Amendment No. 4, dated February 23, 2012, to the Transfer Agency and Service Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(e)
Form of Amendment No. 5 to the Transfer Agency and Service Agreement relating to EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF and EGShares Emerging Markets Core Balanced ETF, is incorporated herein by reference to Post-Effective Amendment No. 29, filed on August 31, 2012.

(f)
Form of Amendment No. 6 to the Transfer Agency and Service Agreement related to EGShares EM Bond Investment Grade Short Term ETF, EGShares EM Bond Investment Grade Intermediate Term ETF, EGShares EM Bond Investment Grade Long Term ETF, EGShares EM Dividend High Income ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Tactical Sector Allocation ETF, EGShares EM Asia Consumer ETF and EGShares EM Equal Weight Sector ETF to be filed by amendment.

(g)
Form of Amendment No. 7 to the Transfer Agency and Service Agreement related to EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Bond ETF and EGShares EM Tactical Sector Allocation ETF to be filed by amendment.

(h)
Form of Amendment No. 8 to the related to the Transfer Agency and Service Agreement relating to EGShares Emerging Markets Dividend Growth ETF and EGShares Emerging Markets Natural Resources ETF to be filed by amendment.

(2)
Fund Administration and Accounting Agreement (the “Fund Administration and Accounting Agreement”) between the Registrant and The Bank of New York Mellon is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(a)	Amendment No. 1, dated November 12, 2009, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 2, filed on January 19, 2010.

(b)	Form of Amendment No. 2, dated March 2, 2010, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(c)
Form of Amendment No. 3, dated February 24, 2011, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)
Form of Amendment No. 4, dated February 23, 2012, to the Fund Administration and Accounting Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(e)
Form of Amendment No. 5 to the Fund Administration and Accounting Agreement relating to EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF and EGShares Emerging Markets Core Balanced ETF, is incorporated herein by reference to Post-Effective Amendment No. 29, filed on August 31, 2012.

(f)
Form of Amendment No. 6 to the related to the Fund Administration and Accounting Agreement relating to EGShares Emerging Markets Dividend Growth ETF and EGShares Emerging Markets Natural Resources ETF to be filed by amendment.

(g)
Form of Amendment No. 7 to the related to the Fund Administration and Accounting Agreement relating to EGShares EM Bond Investment Grade Short Term ETF, EGShares EM Bond Investment Grade Intermediate Term ETF, EGShares EM Bond Investment Grade Long Term ETF, EGShares EM Dividend High Income ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Tactical Sector Allocation ETF, EGShares EM Asia Consumer ETF and EGShares EM Equal Weight Sector ETF to be filed by amendment.

(h)
Form of Amendment No. 8 to the related to the Fund Administration and Accounting Agreement relating to EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Bond ETF and EGShares EM Tactical Sector Allocation ETF to be filed by amendment.

(3)
Chief Compliance Officer Services Agreement (the “CCO Services Agreement”) between the Registrant and ALPS Fund Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 1, filed on November 6, 2009.

(a)	First Amendment, dated November 12, 2009, to the CCO Services Agreement is incorporated herein by reference to Pre-Effective Amendment No. 3, filed on February 9, 2010.

(b)	Form of Second Amendment, dated March 2, 2010, to the CCO Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 4, filed on April 23, 2010.

(c)	Form of Third Amendment, dated February 24, 2011, to the CCO Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(d)	Form of Fourth Amendment, dated February 23, 2012, to the CCO Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(e)
Form of Fifth Amendment to the CCO Services Agreement relating to EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF and EGShares Emerging Markets Core Balanced ETF is incorporated herein by reference to Post-Effective Amendment No. 36, filed on May 30, 2013.

(f)
Form of Sixth Amendment to the CCO Services Agreement relating to EGShares Emerging Markets Dividend Growth ETF and EGShares Emerging Markets Natural Resources ETF is incorporated herein by reference to Post-Effective Amendment No. 36, filed on May 30, 2013.

(g)
Form of Seventh Amendment to the CCO Services Agreement relating to EGShares EM Bond Investment Grade Short Term ETF, EGShares EM Bond Investment Grade Intermediate Term ETF, EGShares EM Bond Investment Grade Long Term ETF, EGShares EM Dividend High Income ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Tactical Sector Allocation ETF, EGShares EM Asia Consumer ETF and EGShares EM Equal Weight Sector ETF, to be filed by amendment.

(h)
Form of Eighth Amendment to the CCO Services Agreement relating to EGShares EM Bond Investment Grade ETF, EGShares EM Strategic Sector Allocation ETF, EGShares EM Bond ETF and EGShares EM Tactical Sector Allocation ETF, to be filed by amendment.

(i)           Legal Opinions.

(j)           Other Opinions.

(k)           Omitted Financial Statements.  Not applicable.

(l)	Initial Capital Agreements. Letter of Understanding Relating to Initial Capital is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(m)           Rule 12b-1 Plan.

(1)	Plan under Rule 12b-1 is incorporated herein by reference to Pre-Effective
Amendment No. 2, filed on May 7, 2009.

(a)	Form of Amended and Restated Schedule I, dated February 23, 2012, to the Plan under Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 19, filed on February 24, 2012.

(n)           Rule 18f-3 Plan.  Not applicable.

(o)           Reserved.

(p)           Codes of Ethics.

(1)	Amended Code of Ethics for Registrant dated May 16, 2013 is incorporated herein by reference to Post-Effective Amendment No. 36, filed on May 30, 2013.

(2)	Code of Ethics for ALPS Holdings, Inc. is incorporated herein by reference to Post-Effective Amendment No. 6, filed on July 29, 2010.

(3)	Code of Ethics for Emerging Global Advisors, LLC is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(q)	Powers of Attorney.

(1)	Powers of Attorney (April 17, 2009) are incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

Item 29.                      Persons Controlled by or Under Common Control with Registrant.  None.

Item 30.
Indemnification.  Article VII of the Amended and Restated Agreement and Declaration of Trust (April 17, 2009), which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant's Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)
Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant's Amended and Restated Agreement and Declaration of Trust effective April 17, 2009, which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(b)
Investment Advisory Agreement between the Registrant, on behalf of EGShares GEMS Composite ETF, EGShares Basic Materials GEMS ETF, EGShares Consumer Goods GEMS ETF, EGShares Consumer Services GEMS ETF, EGShares Energy GEMS ETF, EGShares Financials GEMS ETF, EGShares Health Care GEMS ETF, EGShares Industrials GEMS ETF, EGShares Technology GEMS ETF, EGShares Telecom GEMS ETF, EGShares Utilities GEMS ETF, EGShares Emerging Markets Metals & Mining ETF, EGShares Emerging Markets Consumer ETF, EGShares India Infrastructure ETF, EGShares China Infrastructure ETF, EGShares Brazil Infrastructure ETF, EGShares India Small Cap ETF, EGShares India Consumer ETF, EGShares Low Volatility Emerging Markets Dividend ETF, Emerging Markets Domestic Demand ETF, EGShares Beyond BRICs ETF, EGShares China Mid Cap ETF, EGShares Brazil Mid Cap ETF, EGShares India Financials ETF, EGShares India Health Care ETF, EGShares India Industrials ETF, EGShares India Technology ETF, EGShares India Basic Materials ETF, EGShares India Energy ETF, EGShares Low Volatility India Dividend ETF and EGShares Emerging Markets Food and Agriculture ETF and Emerging Global Advisors, LLC is incorporated herein by reference to Post-Effective Amendment No. 32, filed on March 15, 2013.

(c)
Investment Advisory Agreement between the Registrant on behalf of EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF, EGShares Emerging Markets Core Balanced ETF, EGShares India Consumer Goods ETF, EGShares Turkey Small Cap ETF, EGShares South Africa Small Cap ETF, EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Emerging Markets Balanced Income ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF, EGShares Emerging Markets Consumer Small Cap ETF, EGShares Emerging Markets Real Estate ETF, EGShares Beyond BRICs Emerging Asia Infrastructure ETF, EGShares Low Volatility China Dividend ETF and EGShares Low Volatility Brazil Dividend ETF and Emerging Global Advisors, LLC is incorporated herein by reference to Post-Effective Amendment No. 32, filed on March 15, 2013.

(d)
Distribution Agreement between the Registrant and ALPS Distributors, Inc., as provided for in Section 6, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(e)
Custody Agreement between the Registrant and The Bank of New York Mellon, as provided for in Article III, Sections 4, 8 and 9, Article VIII, Sections 1 and 2, and Appendix I, Sections 5 and 10, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(f)	Fund Administration and Accounting Agreement, as provided for in Sections 4, 6, 7, and 21, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

(g)	Transfer Agency and Service Agreement, as provided for in Sections 5 and 6, and which is incorporated herein by reference to Pre-Effective Amendment No. 2, filed on May 7, 2009.

Item 31.                      Business and Other Connections of Investment Adviser.

Investment Adviser

Emerging Global Advisors, LLC, a Delaware limited liability company, is a federally registered investment adviser with its principal offices located at 155 West 19th Street, 3rd Floor, New York, New York 10011.  Emerging Global Advisors, LLC is primarily engaged in providing investment management services.  Additional information regarding Emerging Global Advisors, LLC, and information as to the officers and directors of Emerging Global Advisors, LLC, is included in its Form ADV, as filed with the SEC (registration number 801-69832) and is incorporated herein by reference.

Item 32.                      Principal Underwriters.

(a)           ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: ALPS ETF Trust, Ameristock Mutual Fund, Inc., Arbitrage Funds, AQR Funds, BBH Trust, BLDRS Index Funds Trust, BPV Family of Funds, Brown Management Funds, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Columbia ETF Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, The Cortina Funds, Inc., CRM Mutual Fund Trust, Cullen Funds, Drexel Hamilton Investment Partners LLC, EGA Global Shares Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, GLG Investment Series Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, James Advantage Funds, Laudus Trust, Laudus Institutional Trust, Mairs and Power Funds Trust, Oak Associates Funds, Pax World Series Trust I, Pax World Funds Trust II, PowerShares QQQ 100 Trust Series 1, RiverNorth Funds, Russell Exchange Traded Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Select Sector SPDR Trust, Stonebridge Funds Trust, Stone Harbor Investment Funds, Tilson Investment Trust, Transparent Value Trust, db-X Exchange-Traded Funds Inc., Trust for Professional Managers, Wasatch Funds, WesMark Funds, Westcore Trust, Whitebox Mutual Funds, Williams Capital Liquid Assets Fund, Wilmington Funds and WisdomTree Trust.

(b)           To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Edmund J. Burke	Director	None
Thomas A. Carter	President, Director	Treasurer
Jeremy O. May	Executive Vice President, Director	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director – Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Assistant Secretary, General Counsel	None
Kenneth V. Hager	Vice President, Treasurer and Assistant Secretary	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None
Jeff Brainard	Vice President, Regional Sales Manager	None
Paul F. Leone	Vice President, Assistant General Counsel	None
Erin E. Douglas	Vice President, Senior Associate Counsel	None
JoEllen Legg	Vice President, Senior Associate Counsel	None
David T. Buhler	Vice President, Associate Counsel	None
Rhonda A. Mills	Vice President, Associate Counsel	None
Randall D. Young	Secretary	None
Gregg Wm. Givens	Assistant Treasurer	None

* The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, CO 80203.

(c)           Not applicable.

Item 33.
Location of Accounts and Records.  All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained at 155 West 19th Street, 3rd Floor, New York, New York 10011.

Item 34.                      Management Services.  None.

Item 35.                      Undertakings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public  policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Ridgewood and State of New Jersey on this 18th day of July, 2013.

EGA EMERGING GLOBAL SHARES TRUST

By: /s/ Robert C. Holderith
Robert C. Holderith
President and Chairman

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Robert C. Holderith	President/Chairman	July 18, 2013
Robert C. Holderith

/s/ Ron Safir*	Trustee	July 18, 2013
Ron Safir

/s/ Jeffrey D. Haroldson*	Trustee	July 18, 2013
Jeffrey D. Haroldson

/s/ Robert Willens*	Trustee	July 18, 2013
Robert Willens

/s/Susan M. Ciccarone	Principal Financial Officer	July 18, 2013
Susan M. Ciccarone
* By: /s/ Robert C. Holderith
Robert C. Holderith
As Attorney-in-Fact for
each of the persons indicated
(pursuant to powers of attorney)

 EGA EMERGING GLOBAL SHARES TRUST

INDEX TO EXHIBITS TO FORM N-1A

EXHIBITS INDEX

EXHIBIT NO.	EXHIBIT
None